Accrued liabilities and other payables	6 Months Ended
Jun. 30, 2023
Payables and Accruals [Abstract]
Accrued liabilities and other payables

Note 8 – Accrued liabilities and other payables

The components of accrued expenses and other payables are as follows:

	December 31, 2022	June 30, 2023	June 30, 2023
	SGD	SGD	USD

Accrued payroll and welfare	73,110	64,154	47,440
Accrued expenses*	13,400	-	-
GST tax payable**	25,101	-	-
Other payable***	142,685	247,400	182,948
Total accrued liabilities, other payables and GST tax payable	254,296	311,554	230,388

*	Accrued expenses mainly consist of accrual of professional service fees and cost incurred yet to bill.

**	Mainly refers to Goods and Services Tax (“GST”) payable. Sales revenue and purchase expense represent the invoiced value of goods, net of GST. The sales of the Company’s products and services are subject to a GST on the gross sales price. The Company is subject to GST at the prevailing rate in Singapore (currently 8%) and is exempted Sales and Service Tax from Malaysia. The GST will be offset by GST paid by the Company on purchase of renovation materials and other products, or services included in the cost of providing services and other expenses.

***	Other payable mainly consists of payable for other services and utilities expenses.